HMBS Related Obligations, at Fair Value - Summary of HMBS Related Obligations, At Fair Value (Detail) - Home Equity Conversion Mortgage Backed Security - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Home Equity Conversion Mortgage Backed Security Related to Obligations At Fair Value [Line Items]
Ginnie Mae loan pools - UPB	$ 10,719,000	$ 9,849,835
Fair value adjustments	277,755	572,523
Total HMBS related obligations, at fair value	$ 10,996,755	$ 10,422,358
Weighted average remaining life (in years)	4 years	4 years 7 months 6 days
Weighted average interest rate	5.00%	2.50%